Financial Assets at Fair Value Through Profit or Loss - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 31, 2022 USD ($) shares $ / shares	Jun. 30, 2022 AUD ($)	Jan. 31, 2022 AUD ($)
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, entity's own equity instruments		$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, entity's own equity instruments		0
Transfers into Level 3 of fair value hierarchy, entity's own equity instruments		0
Transfers out of Level 3 of fair value hierarchy, entity's own equity instruments		0
KORE Power | Securities Purchase Agreement
Disclosure of fair value measurement of assets [line items]
Common stock shares acquired | shares	3,333,333
Issue Price | $ / shares	$ 7.50
Percentage of common equity acquired	5.00%
Fair value of consideration transferred	$ 25		$ 35,131,550
Percentage of consideration settled in cash	50.00%
Percentage of consideration settled in shares	50.00%
Issuance of ordinary shares | shares	1,974,723
Loss recognized in consolidated statement of profit or loss and other comprehensive income related to equity investments held at FVPL		$ 10,951,552